Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	The following table shows the changes in accumulated other comprehensive income (loss) for Washington Gas by component for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017.

Changes in Accumulated Other Comprehensive Income (Loss) by Component
	Calendar Year Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
(In thousands)	2019	2018	2018	2017
Beginning Balance	$(7,106)	$(2,380)	$(4,911)	$(7,925)
Amortization of prior service credit (a)(b)	(649)	(226)	(675)	(767)
Amortization of actuarial loss (a)(b)(c)	1,787	447	1,487	1,858
Actuarial gain (loss) arising during the period (a)	14,672	(6,597)	4,620	3,977
Current-period other comprehensive income (loss)	15,810	(6,376)	5,432	5,068
Income tax expense (benefit) related to pension and other post-retirement benefit plans (c)	4,128	(1,650)	2,901	2,054
Ending Balance	4,576	$(7,106)	$(2,380)	$(4,911)
(a)These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10 — Pension and other post-retirement benefit plans for additional details.
(b) Amortization of prior service cost and amortization of actuarial gain (loss) represent the amounts reclassified out of AOCI to “Other income (expense)” of statements of operations for the reporting periods.
(c) During the third quarter of 2020, Washington Gas made a voluntary change in accounting principle for calculating the MRVA used in the determination of net periodic pension and other post-retirement benefit plan costs. We have retrospectively applied this change in accounting principle to all applicable prior period financial information presented herein as required. Refer to Note 1 — Accounting Policies for further discussion.